Equity-Based Compensation - Summary of Awards Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Professional fees	$ 41,891	$ 42,880	$ 39,265
Total Equity-based compensation	96,330	24,815	193,299
Income tax benefit of equity-based awards	4,901	0	0
PWP Incentive Plan Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Professional fees	703	0	0
Total Equity-based compensation	44,891	0	0
Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Equity-based compensation	19,105	24,815	193,299
Professional Partners Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Equity-based compensation	$ 32,334	$ 0	$ 0